Income Taxes (Schedule Of Operating Loss Carry Forwards) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] Minimum [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] Maximum [Member]	Dec. 31, 2012 State and Local Jurisdiction [Member]	Dec. 31, 2012 State and Local Jurisdiction [Member] Minimum [Member]	Dec. 31, 2012 State and Local Jurisdiction [Member] Maximum [Member]	Dec. 31, 2012 Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 49,705			$ 62,839			$ 3,135
Deferred tax assets, Income tax loss carryforwards	$ 20,356	$ 65,006	$ 17,397			$ 2,133			$ 826
Years that net operating loss carryforwards will expire between				2024	2030		2016	2030	2033